Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reportable Segments [Abstract]
Number of reportable business segments	5								5
Revenues [Abstract]
Revenues from external customers	$ 1,923.4	$ 2,111.0	$ 1,937.7	$ 1,916.9	$ 1,833.8	$ 1,972.5	$ 1,884.4	$ 2,048.1	$ 7,889.0	$ 7,738.8	$ 6,697.3
Intersegment revenues									1.1	1.1	0.9
Total segment revenues									7,890.1	7,739.9	7,004.3
Operating expenses [Abstract]
Operating expenses									4,943.3	5,025.5	4,209.6
Intersegment operating expenses									(1.1)	(1.1)	(0.9)
Total Consolidated Operating Expenses									4,942.2	5,024.4	4,208.7
Other expense (income) [Abstract]
Other expense (income)									(10.9)	(0.1)	(34.8)
Income from operations of FTC Natural Gas Pipelines disposal group	56.1	55.7	39.3	50.4	61.7	52.8	58.0	62.7
Total consolidated other expenses (income)									10.9	0.1	34.8
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									927.7	879.3	825.7
Earnings from equity investments [Abstract]
Earnings from equity investments									224.4	135.5	91.2
Amortization of excess cost of equity investments [Abstract]
Amortization of excess cost of investments									6.7	5.8	5.8
Interest income [Abstract]
Interest income									17.9	19.2	19.7
Unallocated interest income									2.9	1.2	0.2
Total consolidated interest income									20.8	20.4	19.9
Other, net-income (expense) [Abstract]
Other, net-income (expense)									17.5	23.8	48.6
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									(36.6)	(24.5)	(45.5)
Unallocated income tax benefit (expense)									(8.7)	(9.9)	(8.5)
Total consolidated income tax benefit (expense)									45.3	34.4	54.0
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									3,013.7	2,868.5	2,637.4
General and administrative expenses									472.7	375.2	330.3
Income from Discontinued Operations	56.1	55.7	39.3	50.4	61.7	52.8	58.0	62.7
Total consolidated net income	479.3	216.3	231.9	340.9	412.2	322.4	365.1	227.4	1,268.4	1,327.1	1,283.8
Capital expenditures [Abstract]
Capital expenditures									(1,199.5)	(1,000.9)	(1,323.8)
Segment investments [Abstract]
Investments	3,346.2				3,886.0				3,346.2	3,886.0	2,845.2
Assets [Abstract]
Assets	22,839.1				21,328.6				22,839.1	21,328.6	19,730.5
Corporate assets	1,263.6				532.5				1,263.6	532.5	531.7
Total consolidated assets	24,102.7				21,861.1				24,102.7	21,861.1	20,262.2
Number of joint ventures with sustaining capital expenditures	7								7
Sustaining capital expenditures									212.1	179.2	172.2
Total consolidated interest expense									533.9	507.6	431.5
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers	1,923.4	2,111.0	1,937.7	1,916.9	1,833.8	1,972.5	1,884.4	2,048.1	7,889.0	7,738.8	6,697.3
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long-lived assets	19,777.9				18,924.4				19,777.9	18,924.4	17,459.3
United States [Member]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long-lived assets	17,858.5				16,929.5				17,858.5	16,929.5	15,556.6
Canada [Member]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long-lived assets	1,843.4				1,908.5				1,843.4	1,908.5	1,813.6
Mexico And Other [Member]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Long-lived assets	76.0				86.4				76.0	86.4	89.1
United States [Member]
Revenues [Abstract]
Revenues from external customers									7,459.0	7,362.8	6,374.4
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									7,459.0	7,362.8	6,374.4
Canada [Member]
Revenues [Abstract]
Revenues from external customers									411.5	356.5	301.9
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									411.5	356.5	301.9
Mexico And Other [Member]
Revenues [Abstract]
Revenues from external customers									18.5	19.5	21.0
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									18.5	19.5	21.0
Products Pipelines [Member]
Revenues [Abstract]
Revenues from external customers									914.0	883.0	826.6
Operating expenses [Abstract]
Operating expenses									499.7	414.6	269.5
Other expense (income) [Abstract]
Other expense (income)									(10.0)	4.2	0.6
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									105.2	100.7	94.1
Earnings from equity investments [Abstract]
Earnings from equity investments									50.6	33.1	29.0
Amortization of excess cost of equity investments [Abstract]
Amortization of excess cost of investments									3.7	3.4	3.4
Interest income [Abstract]
Interest income									3.1	4.0	4.1
Other, net-income (expense) [Abstract]
Other, net-income (expense)									5.1	12.4	8.3
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									(20.0)	(9.2)	(13.4)
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									463.1	504.5	584.5
Capital expenditures [Abstract]
Capital expenditures									(253.8)	(144.2)	(199.8)
Segment investments [Abstract]
Investments	218.5				215.6				218.5	215.6	203.7
Assets [Abstract]
Assets	4,479.3				4,369.1				4,479.3	4,369.1	4,299.0
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									914.0	883.0	826.6
Natural Gas Pipelines [Member]
Revenues [Abstract]
Revenues from external customers									3,942.9	4,077.6	3,806.9
Operating expenses [Abstract]
Operating expenses									3,369.4	3,582.0	3,059.7
Other expense (income) [Abstract]
Other expense (income)											(7.8)
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									134.6	98.7	68.3
Earnings from equity investments [Abstract]
Earnings from equity investments									140.5	81.5	43.3
Amortization of excess cost of equity investments [Abstract]
Amortization of excess cost of investments									1.0	0.4	0.4
Interest income [Abstract]
Interest income									0.1	0	3.6
Other, net-income (expense) [Abstract]
Other, net-income (expense)									(164.6)	1.6	24.7
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									(3.6)	(3.1)	(4.0)
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									545.9	575.6	516.5
Capital expenditures [Abstract]
Capital expenditures									(152.8)	(135.4)	(372.0)
Segment investments [Abstract]
Investments	2,887.0				3,563.3				2,887.0	3,563.3	2,542.9
Assets [Abstract]
Assets	9,957.5				8,809.7				9,957.5	8,809.7	7,772.7
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									3,942.9	4,077.6	3,806.9
CO2 [Member]
Revenues [Abstract]
Revenues from external customers									1,416.2	1,245.7	1,035.7
Operating expenses [Abstract]
Operating expenses									342.5	308.1	271.1
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									437.2	452.9	487.9
Earnings from equity investments [Abstract]
Earnings from equity investments									24.1	22.5	22.3
Amortization of excess cost of equity investments [Abstract]
Amortization of excess cost of investments									2.0	2.0	2.0
Interest income [Abstract]
Interest income									0.8	2.0
Other, net-income (expense) [Abstract]
Other, net-income (expense)									4.4	2.5
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									(4.4)	0.9	(4.0)
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									1,098.6	965.5	782.9
Capital expenditures [Abstract]
Capital expenditures									(432.5)	(372.8)	(341.8)
Segment investments [Abstract]
Investments	10.4				9.9				10.4	9.9	11.2
Assets [Abstract]
Assets	2,147.3				2,141.2				2,147.3	2,141.2	2,224.5
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									1,416.2	1,245.7	1,035.7
Terminals [Member]
Revenues [Abstract]
Revenues from external customers									1,313.5	1,264.0	1,108.1
Intersegment revenues									1.1	1.1	0.9
Operating expenses [Abstract]
Operating expenses									634.0	629.2	536.8
Other expense (income) [Abstract]
Other expense (income)									(0.9)	(4.3)	(27.6)
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									195.0	184.1	136.9
Earnings from equity investments [Abstract]
Earnings from equity investments									11.2	1.7	0.7
Interest income [Abstract]
Interest income									0.1
Other, net-income (expense) [Abstract]
Other, net-income (expense)									5.4	4.7	3.7
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									6.3	(5.3)	(5.2)
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									704.5	641.3	599.0
Capital expenditures [Abstract]
Capital expenditures									(332.7)	(326.3)	(378.2)
Segment investments [Abstract]
Investments	164.0				27.4				164.0	27.4	18.7
Assets [Abstract]
Assets	4,428.3				4,138.6				4,428.3	4,138.6	3,636.6
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									1,313.5	1,264.0	1,108.1
Kinder Morgan Canada [Member]
Revenues [Abstract]
Revenues from external customers									302.4	268.5	226.1
Operating expenses [Abstract]
Operating expenses									97.7	91.6	72.5
Depreciation, depletion and amortization [Abstract]
Depreciation, depletion and amortization									55.7	42.9	38.5
Earnings from equity investments [Abstract]
Earnings from equity investments									(2.0)	(3.3)	(4.1)
Interest income [Abstract]
Interest income									13.8	13.2	12.0
Other, net-income (expense) [Abstract]
Other, net-income (expense)										2.6	11.9
Income tax benefit (expense) [Abstract]
Income tax benefit (expense)									(14.9)	(7.8)	(18.9)
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments [Abstract]
Segment earnings before DD&A									201.6	181.6	154.5
Capital expenditures [Abstract]
Capital expenditures									(27.7)	(22.2)	(32.0)
Segment investments [Abstract]
Investments	66.3				69.8				66.3	69.8	68.7
Assets [Abstract]
Assets	1,826.7				1,870.0				1,826.7	1,870.0	1,797.7
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Revenues from external customers									$ 302.4	$ 268.5	$ 226.1